Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Beginning Balance	$ 425,334,632	$ 410,368,691
Goodwill acquired during the year	27,951,975	3,958,444
Goodwill recorded as a result of contingent consideration resolved	4,481,856	20,589,695
Goodwill impairment		(5,736,134)	(87,608,201)
Disposal of subsidiaries		(4,272,498)
Translation adjustments	1,344,213	426,434
Ending Balance	459,112,676	425,334,632	410,368,691
LCD display network
Goodwill [Line Items]
Beginning Balance	411,534,224	406,096,193
Goodwill acquired during the year	6,044,821
Goodwill recorded as a result of contingent consideration resolved	1,270,599	5,038,676
Goodwill impairment	0	0
Translation adjustments	699,894	399,355
Ending Balance	419,549,538	411,534,224
Poster frame network
Goodwill [Line Items]
Beginning Balance	13,800,408
Goodwill acquired during the year	2,175,992	3,958,444
Goodwill recorded as a result of contingent consideration resolved	3,211,257	15,551,019
Goodwill impairment	0	(5,736,134)
Translation adjustments	258,614	27,079
Ending Balance	19,446,271	13,800,408
Internet Advertising
Goodwill [Line Items]
Beginning Balance		4,272,498
Disposal of subsidiaries		(4,272,498)
Traditional outdoor billboards
Goodwill [Line Items]
Goodwill acquired during the year	19,731,162
Goodwill impairment	0
Translation adjustments	385,705
Ending Balance	$ 20,116,867